Consolidated cash flow statement - Footnotes - Discontinued operations [member] - Quadgas HoldCo Limited [Member] - GBP (£)	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Statement1 [Line Items]
Dividends received	£ 66,000,000	£ 0
Interest income on loans and receivables	£ 12,000,000	£ 15,000,000